UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-07888

Limited Term Tax-Exempt Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: October 31, 2013

Courtney R. Taylor

Limited Term Tax-Exempt Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Limited Term Tax-Exempt Bond Fund of America® Investment portfolio October 31, 2013 unaudited

Bonds, notes & other debt instruments 94.90%
	Principal amount	Value
Alabama 1.23%	(000)	(000)

21st Century Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2012-A, 5.00% 2020	$2,500	$ 2,846
Industrial Dev. Board of the Town of Courtland, Industrial Dev. Rev. Ref. Bonds (International Paper Co. Projects),
Series 2003-A, 5.00% 2013	1,000	1,000
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2018	1,000	1,170
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2020	5,000	5,903
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2022	8,385	9,858
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2023	2,500	2,895
City of Mobile Industrial Dev. Board, Pollution Control Rev. Bonds (Alabama Power Co. Barry Plant Project),
Series 2007-C, 5.00% 2034 (put 2015)	7,000	7,407
Special Care Facs. Fncg. Auth. of the City of Pell City, Rev. Ref. Bonds (Noland Health Services, Inc.),
Series 2012-A, 5.00% 2020	1,140	1,300
Board of Trustees of the University of Alabama, Birmingham Hospital Rev. Ref. Bonds, Series 2006-A, 5.00% 2015	500	541
Board of Trustees of the University of Alabama, Birmingham Hospital Rev. Ref. Bonds, Series 2008-A, 5.25% 2017	1,160	1,341
Board of Trustees of the University of Alabama, General Rev. Ref. Bonds, Series 2012-A, 5.00% 2020	2,500	2,994
		37,255
Alaska 0.04%

Student Loan Corp., Education Loan Rev. Bonds, Series 2006-A-2, AMT, 5.00% 2016	1,000	1,097

Arizona 2.36%

Health Facs. Auth., Rev. Ref. Bonds (Phoenix Children's Hospital), Series 2013-A-1, 1.93% 2048 (put 2020)[1]	4,000	3,935
City of Glendale, Water and Sewer Rev. Ref. Obligations, Series 2012, 5.00% 2020	1,550	1,831
City of Glendale, Water and Sewer Rev. Ref. Obligations, Series 2012, 5.00% 2021	1,000	1,176
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2018	1,135	1,282
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2017	3,000	3,392
Health Facs. Auth., Rev. Ref. Bonds (Banner Health), Series 2007-A, 5.00% 2016	1,900	2,080
Health Facs. Auth., Rev. Ref. Bonds (Banner Health), Series 2007-A, 5.00% 2018	500	574
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West),
Series 2007-A, 4.125% 2015	1,000	1,061
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West),
Series 2007-A, 5.00% 2016	2,000	2,225
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West),
Series 2009-A, 5.00% 2016	2,400	2,670
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West),
Series 2009-C, 5.00% 2038 (put 2014)	8,500	8,721
Maricopa County Community College Dist., G.O. Bonds (Project of 2004), Series 2009-C, 5.00% 2018	3,500	4,130
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2010-A, 5.00% 2019	1,000	1,177
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2008-D, AMT, 5.25% 2017	2,000	2,297
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2008-D, AMT, 5.25% 2018	1,000	1,167
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2008, 5.50% 2018	1,000	1,203
City of Phoenix Civic Improvement Corp., Water System Rev. Bonds, Series 2009-A, 5.00% 2018	2,300	2,717
Industrial Dev. Auth. of the City of Phoenix and the County of Pima, Single-family Mortgage Rev. Bonds,
Series 2006-3A, AMT, 5.25% 2038	86	89
Industrial Dev. Authorities of the City of Phoenix and the County of Maricopa, Single-family Mortgage Rev.
Bonds, Series 2007-A-2, AMT, 5.80% 2040	120	124
Bonds, notes & other debt instruments
	Principal amount	Value
Arizona (continued)	(000)	(000)

Pima County, Sewer System Rev. Obligations, Series 2012-A, 5.00% 2021	$ 400	$ 466
Pima County, Sewer System Rev. Obligations, Series 2012-A, 5.00% 2022	800	939
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2015	1,250	1,254
School Facs. Board, Certs. of Part., Series 2008, 5.50% 2016	1,500	1,696
School Facs. Board, Certs. of Part., Series 2008, 5.50% 2017	3,000	3,488
School Facs. Board, Ref. Certs. of Part., Series 2005-A-1, FGIC-National insured, 5.00% 2015	5,000	5,399
School Facs. Board, State School Improvement Rev. Ref. Bonds, Series 2005, 5.00% 2015	2,000	2,112
School Facs. Board, State School Trust Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2017	2,000	2,229
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2019	3,770	4,412
Transportation Board Highway Rev. Ref. Bonds, Series 2011-A, 5.00% 2020	3,270	3,908
Board of Regents, Ref. Certs. of Part. (University of Arizona Projects), Series 2012-C, 5.00% 2020	3,180	3,701
		71,455
California 12.38%

Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	1,750	2,047
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Channing House),
Series 2010, 4.00% 2016	1,500	1,504
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare),
Series 2012-A, 4.00% 2021	935	1,013
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare),
Series 2012-A, 5.00% 2019	980	1,139
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2006-C-1, 0.98% 2045 (put 2023)[1]	10,000	10,070
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2007-C-1, 0.98% 2047 (put 2023)[1]	3,500	3,524
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2007-E-3, 0.78% 2047 (put 2019)[1]	1,000	1,008
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 4.40% 2014	695	709
Central Valley Fncg. Auth., Cogeneration Project Rev. Ref. Bonds (Carson Ice-Gen Project),
Series 2009, 5.00% 2016	800	890
Central Valley Fncg. Auth., Cogeneration Project Rev. Ref. Bonds (Carson Ice-Gen Project),
Series 2009, 5.00% 2017	1,130	1,294
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project),
Series 2009, 5.00% 2016	1,000	1,113
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project),
Series 2009, 5.00% 2017	1,000	1,145
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.75% 2018	5,170	6,274
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.80% 2019	3,000	3,701
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series 2002-A, AMBAC insured, 5.00% 2021	1,000	1,062
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series A, AMBAC insured, 5.00% 2019	1,570	1,703
Econ. Recovery Bonds, Ref. Series 2009-A, 5.00% 2019	3,000	3,602
Econ. Recovery Bonds, Ref. Series 2009-A, 5.00% 2020	9,000	10,621
Econ. Recovery Bonds, Ref. Series 2009-B, 5.00% 2023 (put 2014)	11,250	11,608
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2020	1,640	1,911
Various Purpose G.O. Ref. Bonds, 5.00% 2020	5,000	5,885
Various Purpose G.O. Ref. Bonds, 5.00% 2021	5,000	5,907
Various Purpose G.O. Ref. Bonds, 5.00% 2023	6,500	7,560
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2013-A, 5.00% 2020	6,100	7,003
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (NCROC - Paradise Valley Estates Project),
Series 2013, 5.00% 2023	550	620
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-I, 5.125% 2022	705	752
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-K, 5.125% 2022	665	709
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2004-I, 4.95% 2026 (put 2014)	1,000	1,030
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.00% 2019	750	891
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 5.00% 2019	$1,100	$1,312
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2008-C, 5.25% 2016	500	565
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2008-C, 5.50% 2017	500	586
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2008-C, 6.00% 2018	600	731
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-B, 5.00% 2015	4,260	4,568
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	7,500	8,440
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-D, 5.00% 2043 (put 2020)	1,200	1,388
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-A, 5.00% 2016	1,255	1,335
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust),
Series 2011-A-1, 0.58% 2038 (put 2014)[1]	5,000	5,006
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2013-A-1, 0.36% 2047 (put 2016)[1]	3,500	3,490
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2013-A-2, 0.36% 2047 (put 2016)[1]	3,500	3,490
Irvine Public Facs. and Infrastructure Auth., Assessment Rev. Bonds, Series 2012-A, 4.00% 2020	2,345	2,419
Jurupa Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013-A, 5.00% 2021	750	828
Jurupa Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013-A, 5.00% 2022	1,000	1,100
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2019	1,805	1,990
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	890	976
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	1,090	1,169
City of Long Beach, Harbor Rev. Ref. Bonds, Series 1998-A, AMT, FGIC-National insured, 6.00% 2016	8,430	9,550
City of Long Beach, Harbor Rev. Ref. Bonds, Series 1998-A, AMT, FGIC-National insured, 6.00% 2019	3,500	4,290
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, National insured, 5.00% 2022	1,300	1,379
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-D, AMT, National insured, 5.00% 2020	3,100	3,238
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2019	1,500	1,762
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2011-A, 5.00% 2018	770	918
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2011-A, 5.00% 2019	2,000	2,409
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2002-A, FGIC-National insured, 6.00% 2021	3,000	3,829
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2009-A, 5.00% 2018	2,500	2,956
Los Angeles Convention and Exhibition Center Auth., Lease Rev. Ref. Bonds, Series 2008-A, 5.00% 2016	1,570	1,750
Los Angeles County Metropolitan Transportation Auth., Proposition C, Sales Tax Rev. Ref. Bonds,
Series 2009-B, 5.00% 2017	2,500	2,898
Los Angeles County Metropolitan Transportation Auth., Proposition C, Sales Tax Rev. Ref. Bonds,
Series 2012-B, 5.00% 2020	3,140	3,781
Los Angeles County Metropolitan Transportation Auth., Proposition C, Sales Tax Rev. Ref. Bonds,
Series 2012-B, 5.00% 2021	6,230	7,508
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds, Series 2009-I, 5.00% 2020	3,500	4,157
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Ref. Bonds, Series 2011-A-1, 5.00% 2018	7,010	8,307
Municipal Improvement Corp. of Los Angeles, Lease Rev. Ref. Bonds, Series 2012-C, 5.00% 2020	2,000	2,303
Municipal Improvement Corp. of Los Angeles, Lease Rev. Ref. Bonds, Series 2012-C, 5.00% 2022	3,250	3,736
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 5.50% 2018	1,220	1,278
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2020	1,000	1,116
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2010-A, 5.00% 2019	1,000	1,181
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2010-A, 5.00% 2020	2,000	2,300
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,000	1,130
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2019	2,000	2,286
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2020	2,500	2,851
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2021	2,000	2,264
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2015	2,220	2,411
Port of Oakland, Rev. Ref. Bonds, Series 2007-C, National insured, 5.00% 2016	1,000	1,131
Port of Oakland, Rev. Ref. Bonds, Series 2007-C, National insured, 5.00% 2017	1,000	1,159
Port of Oakland, Rev. Ref. Bonds, Series 2011-O, AMT, 5.00% 2020	2,020	2,298
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2021	7,750	8,711
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2022	4,000	4,464
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2023	2,750	3,060
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

City of Orange, Community Facs. Dist. No. 91-2, Special Tax Ref. Bonds (Serrano Heights Public Improvements),
Series 2013, 4.00% 2022	$1,000	$1,058
City of Orange, Community Facs. Dist. No. 91-2, Special Tax Ref. Bonds (Serrano Heights Public Improvements),
Series 2013, 5.00% 2023	750	855
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project),
Series 2002-C, AMT, 5.25% 2023 (put 2017)[2]	8,250	8,852
Public Works Board, Lease Rev. Bonds (Judicial Council of California, Various Judicial Council Projects),
Series 2011-D, 5.00% 2019	2,000	2,364
Public Works Board, Lease Rev. Bonds (Trustees of the California State University), Series 2013-H, 5.00% 2021	3,250	3,823
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2011-A, 5.00% 2019	2,000	2,360
Successor Agcy. to the Rancho Mirage Redev. Agcy, Tax Allocation Housing Ref. Bonds,
Series 2013-A, 5.00% 2022	1,495	1,683
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles
International Airport), Issue of 2005, AMT, Assured Guaranty Municipal insured, 5.00% 2014	1,020	1,028
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles
International Airport), Issue of 2012, AMT, 5.00% 2020	545	619
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles
International Airport), Issue of 2012, AMT, 5.00% 2021	1,700	1,912
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds, Series 2013-A, 5.00% 2017	400	457
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds, Series 2013-A, Assured Guaranty
Municipal insured, 5.00% 2023	1,100	1,264
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.00% 2017	6,000	6,735
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.00% 2017	8,500	9,777
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Ref. Bonds, Series 2009-B, 5.00% 2017	2,500	2,876
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds
(Mission Bay South Public Improvements), Series 2013-A, 5.00% 2022	1,000	1,095
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC-National insured, 5.00% 2016	2,500	2,716
City of San Jose, Airport Rev. Bonds, Series 2007-A, AMT, AMBAC insured, 5.50% 2020	7,820	8,672
City of San Jose, Airport Rev. Bonds, Series 2007-A, AMT, AMBAC insured, 5.50% 2022	2,500	2,757
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.00% 2018	3,750	4,276
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.00% 2019	3,000	3,432
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.25% 2020	3,070	3,544
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.25% 2022	3,650	4,118
Sonoma-Marin Area Rail Transit Dist., Measure Q Sales Tax Rev. Bonds, Series 2011-A, 5.00% 2022	2,795	3,330
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds (Ladera Ranch),
Series 2005-A, AMBAC insured, 5.00% 2016	2,420	2,565
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2016	1,000	1,088
Southern California Public Power Auth., Transmission Project Rev. Ref. Bonds (Southern Transmission Project),
Series 2009-A, 5.00% 2019	2,500	2,999
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2002-C, 5.00% 2029 (put 2017)	5,700	6,493
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-A, 5.00% 2019	2,000	2,350
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital),
Series 2005-A, RADIAN insured, 5.00% 2014	1,300	1,317
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West),
Series 2010, 5.375% 2020	2,730	2,992
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus
Apartments, Phase II), Series 2004, 5.50% 2014	1,975	2,026
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus
Apartments, Phase II), Series 2008, 5.00% 2018	2,500	2,807
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus
Apartments, Phase I), Series 2011, 5.00% 2020	750	842
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 4.75% 2025	7,915	7,425
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.00% 2017	$2,000	$ 2,255
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2005-F-3, 5.00% 2021	1,500	1,745
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2017	2,250	2,594
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2018	2,700	3,189
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2019	5,000	5,969
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2011-N, 5.00% 2019	2,500	2,985
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2011-N, 5.00% 2020	2,500	3,013
Dept. of Water Resources, Water System Rev. Ref. Bonds (Central Valley Project), Series AM, 5.00% 2019	2,000	2,421
		374,777
Colorado 1.82%

Arapahoe County, Ref. Certs. of Part. (Sheriff/Coroner Building and Centrepoint Plaza),
Series 2006, AMBAC insured, 5.00% 2015	2,000	2,112
City and County of Denver, Airport System Rev. Bonds, Series 2013-A, AMT, 5.00% 2021	1,000	1,119
City and County of Denver, Airport System Rev. Bonds, Series 2013-A, AMT, 5.00% 2022	1,300	1,448
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2008-A1-4, AMT, 5.25% 2013	2,000	2,004
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2008-A1-4, AMT, 5.25% 2015	5,300	5,790
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	3,000	3,453
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2021	3,445	3,928
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2011-A, AMT, 5.25% 2018	2,500	2,928
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2011-A, AMT, 5.75% 2020	2,700	3,222
Denver Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2021	3,800	4,311
Denver Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2022	4,000	4,536
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.00% 2015	1,420	1,510
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2009-B, 5.00% 2039 (put 2014)	3,200	3,350
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-F, 5.00% 2015	440	479
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-F, 5.00% 2015 (escrowed to maturity)	980	1,072
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project), Series 2006-B,
RADIAN insured, 5.25% 2014	1,810	1,869
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series D-3, 5.50% 2038 (put 2015)	3,500	3,851
Health Facs. Auth., Rev. Ref. Bonds (Catholic Health Initiatives), Series 2008-C-2, 4.00% 2040 (put 2015)	1,000	1,070
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2014	1,320	1,372
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2015	1,145	1,218
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 5.75% 2018	395	442
Regional Transportation Dist., Certs. of Part., Series 2010-A, 5.00% 2018	1,640	1,887
Regents of the University of Colorado, University Enterprise Rev. Bonds, Series 2009-A, 5.00% 2018	1,750	2,062
		55,033
Connecticut 0.48%

Higher Education Supplemental Loan Auth., Rev. Ref. Bonds (Connecticut Family Education Loan Program),
Series 2005-A, AMT, National insured, 4.20% 2014	625	643
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2012-F-2, AMT, 2.75% 2035	960	980
Special Tax Obligation Ref. Bonds, Transportation Infrastructure Purposes, Series 2009-1, 5.00% 2018	2,500	2,919
Special Tax Obligation Ref. Bonds, Transportation Infrastructure Purposes, Series 2009-1, 5.00% 2019	8,550	10,102
		14,644
Delaware 0.06%

Housing Auth., Single-family Mortgage Rev. Bonds, Series 2007-D-1, AMT, 5.60% 2039	600	611
Housing Auth., Single-family Mortgage Rev. Ref. Bonds, Series 2009-A-1, 5.45% 2040	1,180	1,209
		1,820
Bonds, notes & other debt instruments
	Principal amount	Value
District of Columbia 1.47%	(000)	(000)

Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.25% 2014	$ 1,000	$ 1,008
Convention Center Auth., Dedicated Tax Rev. Ref. Bonds, Series 2007-A, AMBAC insured, 5.00% 2016	2,500	2,783
Convention Center Auth., Dedicated Tax Rev. Ref. Bonds, Series 2007-A, AMBAC insured, 5.00% 2018	5,000	5,514
G.O. Ref. Bonds, Series 2007-B, AMBAC insured, 5.00% 2017	3,000	3,427
G.O. Ref. Bonds, Series B, XLCA-Assured Guaranty Municipal insured, 5.25% 2020	2,000	2,386
University Rev. Bonds (Georgetown University Issue), Series 2001-B, 4.70% 2031 (put 2018)	8,500	9,527
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program), Series 2005,
Assured Guaranty Municipal insured, 5.00% 2014	1,785	1,836
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2009-B, 5.00% 2017	4,000	4,667
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2009-B, 5.00% 2018	3,000	3,569
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2011-E, 0.68% 2015[1]	5,000	5,020
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2008-A, AMT, 5.50% 2017	1,000	1,165
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2020	3,000	3,519
		44,421
Florida 10.14%

Broward County, Airport System Rev. Ref. Bonds, Series 2009-O, 5.00% 2015	1,000	1,087
Broward County, Airport System Rev. Ref. Bonds, Series 2009-O, 5.00% 2016	1,000	1,124
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2016	1,000	1,119
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2018	2,000	2,283
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2019	5,000	5,722
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 5.50% 2017	10,035	11,493
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2015	8,000	8,550
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.25% 2017	8,350	9,490
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds,
Series 2012-A-1, 5.00% 2020	4,500	5,128
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds,
Series 2012-A-1, 5.00% 2021	1,000	1,126
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds,
Series 2012-A-1, 5.00% 2022	5,200	5,808
City of Coral Gables, Health Facs. Auth., Hospital Rev. Bonds (Baptist Health South Florida Obligated Group),
Series 2004, Assured Guaranty Municipal insured, 5.00% 2034 (preref. 2014)	1,000	1,038
Dept. of Environmental Protection, Forever Rev. Bonds, Series 2007-B, National insured, 5.00% 2018	3,000	3,421
Escambia County Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project),
Series 2010-A, 5.00% 2017	2,510	2,756
Escambia County Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project),
Series 2010-A, 5.125% 2020	1,270	1,404
Escambia County Housing Fin. Auth., Single-family Mortgage Rev. Bonds (Multi-County Program),
Series 2007-B, AMT, 4.70% 2039	1,105	1,114
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2007-A, AMT, Assured Guaranty
Municipal insured, 5.00% 2016	2,000	2,238
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2008-A, AMT, Assured Guaranty
Municipal insured, 5.25% 2018	1,200	1,403
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-A, AMT, 6.00% 2016	2,500	2,869
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	5,915	6,777
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2013	1,095	1,097
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2014	1,025	1,075
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.00% 2015	1,610	1,752
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2013 (escrowed to maturity)	155	155
Bonds, notes & other debt instruments
	Principal amount	Value
Florida (continued)	(000)	(000)

Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt
Obligated Group), Series 2005-B, 5.00% 2014 (escrowed to maturity)	$ 145	$ 152
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt
Obligated Group), Series 2006-G, 5.00% 2015 (escrowed to maturity)	30	33
Hillsborough County Aviation Auth., Tampa International Airport Rev. Ref. Bonds, Series 2003-D, AMT,
National insured, 5.25% 2018	2,000	2,008
Hillsborough County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Tampa Electric Co. Project),
Series 2007-A, 5.65% 2018	4,000	4,663
School Board of Hillsborough County, Master Lease Program, Series 2006-B, National insured, 5.00% 2015	2,000	2,151
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2009-A-1, 5.00% 2028	845	916
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2007-6, AMT, 4.35% 2016	385	386
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2007-6, AMT, 4.45% 2017	360	361
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2007-6, AMT, 5.75% 2037	760	801
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2009-2, 5.50% 2041	620	667
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2014	13,500	13,936
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2015	1,900	2,039
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2016	5,000	5,552
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2011, 5.00% 2017	4,000	4,601
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2011, 5.00% 2019	5,000	5,870
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2018	7,585	8,415
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2021	1,830	1,994
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2023	1,935	2,108
City of Lakeland, Retirement Community First Mortgage Rev. Ref. Bonds (Carpenter's Home Estates, Inc. Project),
Series 2008, 5.875% 2019	955	1,004
Lee County, Airport Rev. Ref. Bonds, Series 2010-A, AMT, Assured Guaranty insured, 5.00% 2016	2,535	2,825
Lee County, Solid Waste System Rev. Bonds, Series 2006-A, AMT, AMBAC insured, 5.00% 2015	2,260	2,407
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2017	4,990	5,722
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2019	2,500	2,894
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida),
Series 2012, 5.00% 2019	1,650	1,852
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida),
Series 2012, 5.00% 2021	1,000	1,081
Miami-Dade County Educational Facs. Auth., Rev. Bonds (University of Miami Issue), Series 2008-A, 5.25% 2020	2,270	2,461
Miami-Dade County Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue),
Series 2007-B, AMBAC insured, 5.25% 2018	3,760	4,290
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	1,225	1,428
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	1,500	1,734
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.00% 2021	2,250	2,586
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2020	5,750	6,560
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	11,600	13,145
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2003-E, AMT, National insured, 5.375% 2017	2,000	2,295
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2005-B, AMT, XLCA insured, 5.00% 2018	1,000	1,069
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2009-A, 5.75% 2022	1,500	1,714
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2009-B, 5.50% 2018	3,580	4,228
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2009-B, 5.75% 2021	2,000	2,307
Miami-Dade County, G.O. Bonds (Building Better Communities Program), Series 2008-B, 5.00% 2017	2,500	2,868
Miami-Dade County, Transit System Sales Surtax Rev. Bonds, Series 2012, 5.00% 2019	1,250	1,461
Miami-Dade County, Transit System Sales Surtax Rev. Bonds, Series 2012, 5.00% 2020	550	641
Miami-Dade County, Transit System Sales Surtax Rev. Bonds, Series 2012, 5.00% 2021	1,500	1,745
Bonds, notes & other debt instruments
	Principal amount	Value
Florida (continued)	(000)	(000)

Miami-Dade County, Water and Sewer System Rev. Ref. Bonds, Series 2008-C, 5.25% 2017	$3,000	$ 3,474
School Board of Miami-Dade County, Certs. of Part., Series 2006-C, AMBAC insured, 5.00% 2017	1,140	1,298
School Board of Miami-Dade County, Certs. of Part., Series 2008-A, AMBAC insured, 5.00% 2017	5,000	5,672
School Board of Miami-Dade County, Certs. of Part., Series 2011-B, 5.00% 2032 (put 2016)	3,000	3,306
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2017	2,500	2,873
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2018	4,650	5,437
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009, 5.25% 2020	2,430	2,820
Municipal Power Agcy., Stanton Project Rev. Ref. Bonds, Series 2008, 5.125% 2017	5,000	5,754
Municipal Power Agcy., Rev. Bonds (St. Lucie Project), Series 2009-A, 5.00% 2017	3,455	3,970
Municipal Power Agcy., Rev. Bonds (St. Lucie Project), Series 2011-B, 5.00% 2022	2,000	2,295
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2006, 5.00% 2018	1,000	1,124
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2012, 5.00% 2019	1,250	1,464
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2012, 5.00% 2020	1,500	1,757
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2020	1,000	1,171
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2022	1,250	1,449
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2023	1,500	1,718
Palm Beach County Health Facs. Auth., Hospital Rev. Bonds (Jupiter Medical Center, Inc. Project),
Series 2013-A, 4.00% 2014	600	619
Solid Waste Auth. of Palm Beach County, Improvement Rev. Ref. Bonds, Series 2011, 5.00% 2019	5,000	5,917
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund), Series 2011-B, AMT, 5.00% 2017	1,500	1,707
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund), Series 2011-B, AMT, 5.00% 2021	2,500	2,914
Putnam County Dev. Auth., Pollution Control Rev. Ref. Bonds (Seminole Electric Cooperative, Inc. Project),
Series 2007-B, AMBAC insured, 5.35% 2042 (put 2018)	5,370	6,210
State Board of Education, Public Education Capital Outlay Bonds, Series 2007-D, 5.00% 2020	3,500	4,091
State Board of Education, Public Education Capital Outlay Bonds, Series 2008-A, 5.00% 2014	1,000	1,029
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2010, 5.00% 2016	1,410	1,578
City of Tampa, Health System Rev. Ref. Bonds (Baycare Health System Issue), Series 2010, 5.00% 2017	1,500	1,722
City of Tampa, Health System Rev. Ref. Bonds (Baycare Health System Issue), Series 2010, 5.00% 2018	5,000	5,793
City of Tampa, Rev. Ref. and Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer
Center Project), Series 2012-A, 5.00% 2018	885	1,023
Tampa Bay Water, Utility System Rev. Ref. Bonds, Series 2011-A, 5.00% 2017	2,250	2,611
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2008-A, 5.00% 2017	3,435	3,969
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Ref. Bonds, Series 2012-B, 5.00% 2023	3,000	3,575
Dept. of Transportation, Turnpike Rev. Bonds, Series 2007-A, National insured, 5.00% 2016	5,000	5,595
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2010-A, 5.00% 2019	3,000	3,568
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 4.00% 2017	2,000	2,218
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 5.00% 2020	2,000	2,323
		307,043
Georgia 2.62%

Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project),
Series 2013, 5.00% 2022	1,210	1,412
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project),
Series 2013, 5.00% 2023	1,825	2,115
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2013-B, 5.00% 2020	2,000	2,348
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project),
Series 2010, 5.25% 2020	8,750	9,555
DeKalb County, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.00% 2022	1,000	1,161
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2015	1,525	1,598
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2016	4,470	4,805
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2017	1,500	1,638
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2020	5,000	5,525
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.125% 2015	190	202
Bonds, notes & other debt instruments
	Principal amount	Value
Georgia (continued)	(000)	(000)

Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Ref. Bonds (Third Indenture Series),
Series 2005-A, FGIC-National insured, 5.00% 2020	$ 4,000	$ 4,752
Municipal Electric Auth., Project One Bonds, Series 2011-A, 5.00% 2021	1,650	1,916
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 5.75% 2019	16,000	18,911
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2017	5,000	5,668
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2018	10,930	12,570
Savannah Econ. Dev. Auth., Pollution Control Rev. Ref. Bonds (International Paper Co. Projects),
Series 2003-A, 5.10% 2014	1,000	1,029
State Road & Tollway Auth., Federal Highway Grant Anticipation Rev. Bonds, Series 2009-A, 5.00% 2019	3,500	4,141
		79,346
Guam 0.22%

A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 5.00% 2018	750	787
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 5.00% 2021	3,320	3,367
Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2014	1,000	1,015
Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2016	1,000	1,029
Power Auth., Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2021	500	580
		6,778
Hawaii 0.80%

Airports System Rev. Bonds, Series 2010-B, AMT, 5.00% 2018	9,900	11,365
G.O. Bonds of 2011, Series DZ, 5.00% 2020	1,885	2,267
G.O. Bonds, Series CM, FGIC-Assured Guaranty Municipal insured, 6.50% 2016	3,000	3,537
G.O. Ref. Bonds of 2011, Series EA, 5.00% 2019	1,000	1,198
G.O. Bonds, Series DQ, 5.00% 2016 (escrowed to maturity)	455	508
Harbor System Rev. Ref. Bonds, Series 2007-A, AMT, Assured Guaranty Municipal insured, 5.25% 2016	1,000	1,112
City and County of Honolulu, G.O. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 5.00% 2019	1,000	1,135
City and County of Honolulu, G.O. Bonds, Series 2012-B, 5.00% 2021	1,250	1,503
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2010-B, 5.00% 2016	450	490
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2010-B, 5.00% 2017	450	496
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2010-B, 5.00% 2018	500	558
		24,169
Idaho 0.39%

Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund),
Series 2009-A, 5.00% 2017	4,500	5,145
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund),
Series 2009-A, 5.00% 2020	3,000	3,443
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2002-F, Class III, AMT, 4.875% 2023	470	478
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 4.50% 2023	355	355
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-E, Class III, AMT, 5.15% 2023	420	420
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2006-G, Class III, AMT, 4.60% 2028	825	846
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-B, Class III, AMT, 4.60% 2028	480	482
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-C, Class III, AMT, 4.75% 2028	715	720
		11,889
Illinois 7.95%

Build Bonds (Sales Tax Rev. Bonds), Series 2009-B, 5.00% 2015	2,500	2,686
Build Bonds (Sales Tax Rev. Ref. Bonds), Second Series May 2002, FGIC-National insured, 5.75% 2019	2,390	2,864
Build Bonds (Sales Tax Rev. Ref. Bonds), Series June 2010, 5.00% 2016	1,000	1,111
Build Bonds (Sales Tax Rev. Ref. Bonds), Series June 2010, 5.00% 2020	1,000	1,162
Village of Cary, McHenry County, Special Service Area Number One, Special Tax Ref. Bonds, Series 2006,
RADIAN insured, 4.40% 2016	279	279
Bonds, notes & other debt instruments
	Principal amount	Value
Illinois (continued)	(000)	(000)

Village of Cary, McHenry County, Special Service Area Number Two, Special Tax Ref. Bonds, Series 2006,
RADIAN insured, 4.40% 2016	$ 374	$ 373
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, Assured Guaranty Municipal insured,
5.00% 2014	4,500	4,631
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, Assured Guaranty Municipal insured,
5.00% 2016 (escrowed to maturity)	5,000	5,590
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds, Assured Guaranty insured, 5.00% 2019	4,595	5,006
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2011, 5.00% 2021	2,000	2,298
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds, Assured Guaranty insured, 5.00% 2019 (preref. 2016)	905	1,029
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2010-B, 5.00% 2034 (put 2015)	1,000	1,050
City of Chicago, G.O. Bonds, Ref. Series 2012-C, 5.00% 2021	3,000	3,191
City of Chicago, O'Hare International Airport, General Airport Rev. Bonds, Series 2011-B, 5.00% 2017	1,500	1,692
City of Chicago, O'Hare International Airport, General Airport Rev. Bonds, Series 2011-B, 5.00% 2019	2,785	3,206
City of Chicago, O'Hare International Airport, General Airport Rev. Bonds, Series 2012-B, AMT, 5.00% 2024	2,000	2,151
City of Chicago, O'Hare International Airport, General Airport Rev. Ref. Bonds, Series 2005-B,
FGIC-National insured, 5.25% 2015	1,500	1,585
City of Chicago, O'Hare International Airport, General Airport Rev. Ref. Bonds, Series 2005-B,
National insured, 5.25% 2016	3,000	3,286
City of Chicago, O'Hare International Airport, General Airport Rev. Ref. Bonds, Series 2008-A,
Assured Guaranty Municipal insured, 5.00% 2019	2,000	2,242
City of Chicago, O'Hare International Airport, General Airport Rev. Ref. Bonds, Series 2010-D, AMT, 5.25% 2016	1,250	1,369
City of Chicago, O'Hare International Airport, General Airport Rev. Ref. Bonds, Series 2010-D, AMT, 5.25% 2019	1,000	1,144
City of Chicago, O'Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2021	10,000	11,124
City of Chicago, O'Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds,
Series 2012-B, AMT, 5.00% 2018	2,000	2,265
City of Chicago, O'Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds,
Series 2012-B, AMT, 5.00% 2019	2,000	2,264
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2009-A, 5.00% 2022	3,000	3,379
City of Chicago, Wastewater Transmission Rev. Project Bonds, Series 2012, 5.00% 2021	850	949
County of Cook, G.O. Ref. Bonds, Series 2009-A, 5.00% 2016	2,500	2,776
County of Cook, G.O. Ref. Bonds, Series 2011-A, 5.00% 2019	2,500	2,852
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 2001-A, FGIC-National insured, 5.50% 2020	2,000	2,330
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds,
Series 1997, FGIC-National insured, 6.00% 2020	4,000	4,762
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds,
Series 1999, Assured Guaranty Municipal insured, 5.75% 2017	5,000	5,803
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds,
Series 1999, Assured Guaranty Municipal insured, 5.75% 2023	1,000	1,154
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds,
Series 2003-A, FGIC-National insured, 5.50% 2018	7,720	9,006
Dev. Fin. Auth., Gas Supply Rev. Ref. Bonds (Peoples Gas Light and Coke Co. Project), Series 2003-E,
AMT, AMBAC insured, 4.875% 2038 (put 2018)	5,000	5,067
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 2001-B-1, 1.10% 2036 (put 2018)	1,250	1,243
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 5.00% 2017	2,500	2,866
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 5.50% 2019	2,500	2,924
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2014	725	749
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-D, 5.25% 2016	1,000	1,128
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-D, 5.50% 2018	1,000	1,186
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2010-D, 5.00% 2019	1,000	1,152
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-3, 5.00% 2030 (put 2019)	6,000	6,821
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2003-A, 4.375% 2022 (put 2014)	745	766
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2009-A, 5.25% 2019	1,400	1,627
Bonds, notes & other debt instruments
	Principal amount	Value
Illinois (continued)	(000)	(000)

Fin. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2010-A, 5.00% 2015	$ 1,400	$ 1,482
Fin. Auth., Rev. Bonds (Ascension Health Alliance Credit Group), Series 2012-E, 5.00% 2042 (put 2017)	1,000	1,120
Fin. Auth., Rev. Bonds (Central DuPage Health), Series 2009, 5.00% 2017	2,180	2,477
Fin. Auth., Rev. Bonds (Central DuPage Health), Series 2009, 5.00% 2018	2,230	2,561
Fin. Auth., Rev. Bonds (Central DuPage Health), Series 2009, 5.00% 2019	2,185	2,511
Fin. Auth., Rev. Bonds (Memorial Health System), Series 2009-A, 5.00% 2019	1,600	1,814
Fin. Auth., Rev. Bonds (Memorial Health System), Series 2009-A, 5.25% 2020	1,645	1,853
Fin. Auth., Rev. Bonds (Rehab Institute of Chicago), Series 2013-A, 5.00% 2022	1,665	1,746
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2013, 5.00% 2022	1,000	1,144
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2023	1,970	2,218
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2016	2,665	2,833
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Hospital), Series 2009-A, 5.00% 2018	3,000	3,468
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2010-A, 5.50% 2017	2,500	2,775
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-A, 5.00% 2017	2,500	2,839
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-A, 5.00% 2018	7,500	8,633
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2015	2,000	2,065
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2016	4,295	4,498
G.O. Bonds, Illinois FIRST, Series of August 2001, National insured, 5.50% 2017	1,575	1,777
G.O. Bonds, Series of March 2013, 5.00% 2022	1,250	1,347
G.O. Ref. Bonds, Series of February 2010, 5.00% 2019	3,000	3,337
Village of Hodgkins, Cook County, Tax Increment Rev. Ref. Bonds, Series 2005, 5.00% 2014	2,150	2,163
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.15% 2014	495	497
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.15% 2014	450	457
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series K, 4.20% 2014	135	137
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series K, 4.25% 2015	140	145
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds,
Series 2012-B, 5.00% 2020	1,000	1,157
City of Quincy, Adams County, Rev. Ref. Bonds (Blessing Hospital), Series 2007, 5.00% 2015	1,165	1,250
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.125% 2019	6,500	7,438
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.25% 2020	6,500	7,429
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.375% 2021	1,000	1,144
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.50% 2023	12,425	13,688
City of Springfield, Electric Rev. Bonds, Series 2008, 5.00% 2017	3,000	3,301
State Toll Highway Auth., Toll Highway Priority Rev. Bonds, Series 2005-A, Assured Guaranty Municipal
insured, 5.00% 2014	2,000	2,016
State Toll Highway Auth., Toll Highway Priority Rev. Ref. Bonds, Series 1998-A, Assured Guaranty Municipal
insured, 5.50% 2015	9,825	10,414
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2006-A-1, Assured Guaranty Municipal
insured, 5.00% 2018	2,000	2,211
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2005-A, Assured Guaranty Municipal
insured, 5.00% 2019 (preref. 2015)	3,000	3,236
Unemployment Insurance Fund Building Receipts Rev. Bonds (Illinois Dept. of Employment Security),
Series 2012-B, 5.00% 2017	2,000	2,249
Board of Trustees of the University of Illinois, Certs. of Part. (Academic Facs. Projects), Series 2006-A,
AMBAC insured, 5.00% 2014	2,000	2,028
Board of Trustees of the University of Illinois, Certs. of Part. (Academic Facs. Projects), Series 2006-A,
AMBAC insured, 5.00% 2015	2,315	2,421
Board of Trustees of the University of Illinois, Ref. Certs. of Part., Series 2009-A, 5.00% 2014	1,630	1,697
Board of Trustees of The University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds,
Series 2011-A, 5.00% 2019	770	894
		240,608

Bonds, notes & other debt instruments
	Principal amount	Value
Indiana 3.44%	(000)	(000)

Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2001, AMT, 4.70% 2031 (put 2015)	$ 1,280	$ 1,357
Fin. Auth., Hospital Rev. Ref. Bonds (Beacon Health Obligated Group), Series 2013-A, 5.00% 2021	1,000	1,147
Fin. Auth., Hospital Rev. Ref. Bonds (Community Health Network Project), Series 2012-A, 5.00% 2020	1,460	1,675
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2020	5,000	5,746
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2014	1,060	1,075
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2015	1,785	1,892
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2016	1,090	1,200
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System Obligated Group), Series 2009-A, 5.00% 2017	1,640	1,842
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System Obligated Group), Series 2012-A, 5.00% 2021	2,000	2,280
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System Obligated Group), Series 2012-A, 5.00% 2022	2,000	2,263
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-B, AMT, 5.00% 2019	10,440	11,089
Fin. Auth., State Revolving Fund Program Bonds, Series 2007-B, 5.00% 2018	3,545	4,149
Fin. Auth., State Revolving Fund Program Rev. Ref. Bonds, Series 2005-A, 5.25% 2018	3,000	3,536
Fin. Auth., Wastewater Utility Rev. Bonds (CWA Auth. Project), Series 2011-B, 5.00% 2019	1,000	1,163
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group),
Series 2005-A-1, 2.80% 2027 (put 2019)	2,000	2,039
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group),
Series 2005-A-5, 2.00% 2027 (put 2017)	1,000	1,020
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group),
Series 2006-B-7, 4.10% 2046 (put 2016)	2,000	2,175
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2017	1,000	1,152
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2018	1,000	1,178
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2019	1,000	1,191
Trustees of Indiana University, Consolidated Rev. Ref. Bonds, Series 2012-A, 5.00% 2023	4,485	5,317
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp. Project),
Series 2004, AMT, 5.10% 2017	20,545	22,790
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2016	2,000	2,174
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2022	7,500	8,103
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2023	2,500	2,684
Indianapolis Local Public Improvement Bond Bank Rev. Ref. Bonds, Series 2009-B, 5.00% 2017	3,000	3,403
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-A, National insured, 5.60% 2016	4,000	4,433
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, National insured, 5.85% 2019	2,000	2,302
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 2003, AMBAC insured, 5.70% 2017	2,000	2,244
Trustees of Purdue University, Purdue University Student Facs. System, Rev. Ref. Bonds.,
Series 2011-A, 5.00% 2022	1,200	1,417
		104,036
Iowa 0.09%

City of Altoona, Annual Appropriation Urban Renewal Tax Increment Rev. Bonds, Series 2008, 5.00% 2015	1,000	1,057
Coralville, Annual Appropriation Urban Renewal Tax Increment Rev. Bonds, Series 2007-C, 5.00% 2015	1,195	1,183
Fin. Auth., Single-family Mortgage Bonds (Mortgage-backed Securities Program), Series 2009-A, 5.00% 2038	495	510
		2,750

Bonds, notes & other debt instruments
	Principal amount	Value
Kansas 0.11%	(000)	(000)

Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2009-D, 5.00% 2020	$1,150	$ 1,317
Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2009-D, 5.00% 2022	1,750	1,939
		3,256
Kentucky 0.92%

Asset/Liability Commission, Project Notes, Federal Highway Trust Fund, Series 2007-1, National
insured, 5.00% 2015	2,500	2,713
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bond (Baptist Healthcare System Obligated Group),
Series 2009-A, 5.00% 2015	2,000	2,149
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bond (Baptist Healthcare System Obligated Group),
Series 2009-A, 5.00% 2017	2,000	2,268
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bond (Baptist Healthcare System Obligated Group),
Series 2009-A, 5.00% 2018	2,250	2,594
State Property and Buildings Commission, Rev. Bonds (Project No. 89), Assured Guaranty Municipal
insured, 5.00% 2018	2,500	2,947
State Property and Buildings Commission, Rev. Ref. Bonds (Project No. 87), FGIC-National insured, 5.00% 2018	3,000	3,378
State Property and Buildings Commission, Rev. Ref. Bonds (Project No. 90), 5.00% 2018	2,500	2,932
State Property and Buildings Commission, Road Fund Rev. Bonds (Project No. 94), 5.00% 2018	3,630	4,206
Turnpike Auth., Econ. Dev. Road Rev. Bonds (Revitalization Projects), Series 2012-A, 5.00% 2019	4,000	4,741
		27,928
Louisiana 1.74%

Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2017	2,500	2,735
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2018	5,000	5,423
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2012, 5.00% 2024	1,000	1,089
G.O. Bonds, Series 2011-A, 5.00% 2020	6,000	7,199
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2012-A-1, 5.00% 2020	2,000	2,391
Military Dept., Custodial Receipts, 5.00% 2014	870	897
Military Dept., Custodial Receipts, 5.00% 2015	1,725	1,840
Parish of Morehouse, Pollution Control Rev. Ref. Bonds (International Paper Co. Project),
Series 2001-A, 5.25% 2013	2,000	2,003
Office Facs. Corp., Lease Rev. Ref. Bonds (Capitol Complex Program), Series 2009, 5.00% 2015	2,005	2,124
Office Facs. Corp., Lease Rev. Ref. Bonds (Capitol Complex Program), Series 2009, 5.00% 2016	1,000	1,097
Office Facs. Corp., Lease Rev. Ref. Bonds (Capitol Complex Program), Series 2009, 5.00% 2017	1,125	1,270
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series 2009-A, 5.00% 2015	3,000	3,197
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series 2009-A, 5.00% 2016	2,000	2,196
Regional Transit Auth. (New Orleans), Sales Tax Rev. Bonds, Series 2010, Assured Guaranty Municipal
insured, 5.00% 2020	1,250	1,464
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2020	5,000	5,648
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2022	8,235	9,130
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2024	3,000	3,102
		52,805

Maine 0.09%

Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2013-B, 4.00% 2043	1,200	1,271
Municipal Bond Bank, Transportation Infrastructure Rev. Bonds (TransCap Program), Series 2009-A, 5.00% 2015	1,435	1,556
		2,827

Maryland 0.76%

Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
Series 2006-F, AMT, 6.00% 2039	575	594
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2023	1,000	1,020
Bonds, notes & other debt instruments
	Principal amount	Value
Maryland (continued)	(000)	(000)

Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue),
Series 2010, 5.00% 2020	$1,000	$ 1,131
Prince George's County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997-A, 4.40% 2015	665	701
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood
Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2020	8,150	9,386
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood
Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2021	6,565	7,549
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.00% 2014	2,750	2,794
		23,175

Massachusetts 1.49%

Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2015	1,000	1,045
Dev. Fin. Agcy., Rev. Ref. Bonds (Emerson College Issue), Series 2010-A, 5.00% 2015	1,915	1,995
Dev. Fin. Agcy., Rev. Bonds (Berkshire Health Systems Issue), Series 2012-G, 5.00% 2020	1,205	1,360
Dev. Fin. Agcy., Rev. Bonds (Berkshire Health Systems Issue), Series 2012-G, 5.00% 2021	1,500	1,687
Dev. Fin. Agcy., Rev. Ref. Bonds, UMass Memorial Issue, Series 2011-H, 5.00% 2020	1,000	1,122
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue I, Series 2009, 5.25% 2016	2,000	2,161
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue J, Series 2012, AMT, 5.00% 2020	3,635	3,994
Federal Highway Grant Anticipation Notes, Series 1998-A, 5.50% 2013 (escrowed to maturity)	1,000	1,007
G.O. Ref. Bonds, Series 2008-A, 5.00% 2014	3,000	3,121
Health and Educational Facs. Auth., Rev. Bonds (Baystate Medical Center Issue),
Series 2009-K-2, 5.00% 2039 (put 2015)	2,300	2,420
Health and Educational Facs. Auth., Rev. Ref. Bonds (CareGroup Issue), Series 2008-E-2, 5.00% 2017	5,000	5,704
Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 167, 4.00% 2043	1,000	1,082
Massachusetts Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2004-B, 5.25% 2015	2,500	2,708
Massachusetts Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2004-C, 5.25% 2014	3,000	3,102
Massachusetts Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2004-C, 5.50% 2018	3,000	3,623
Port Auth., Rev. Bonds, Series 2012-A, AMT, 4.00% 2020	525	571
Port Auth., Rev. Bonds, Series 2012-A, AMT, 5.00% 2019	465	542
Port Auth., Rev. Bonds, Series 2012-A, AMT, 5.00% 2021	305	354
Port Auth., Special Facs. Rev. Ref. Bonds (BOSFUEL Project), Series 2007, AMT, FGIC-National
insured, 5.00% 2015	1,000	1,058
School Building Auth., Dedicated Sales Tax Rev. Ref. Bonds, Series 2012-B, 5.00% 2019	3,000	3,580
Special Obligation Dedicated Tax Rev. Ref. Bonds, Series 2005, FGIC-National insured, 5.00% 2020	2,580	2,990
		45,226

Michigan 4.04%

City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Bonds,
Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2018	1,500	1,508
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 2012-A, 5.00% 2019	1,200	1,341
Fin. Auth., Rev. Bonds (School Dist. of the City of Detroit), Series 2011, 5.50% 2021	3,500	3,885
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2022	5,000	5,557
Fin. Auth., Unemployment Obligation Assessment Rev. Ref. Bonds, Series 2012-A, 5.00% 2018	5,000	5,877
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2018	5,000	5,843
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2019	2,000	2,294
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2015	2,000	2,132
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2009, 5.50% 2017	1,000	1,126
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2012-A, 5.00% 2021	2,000	2,295
Hospital Fin. Auth., Rev. Ref. Bonds (McLaren Health Care), Series 2008-A, 5.25% 2016	3,000	3,331
Hospital Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-A, 6.00% 2034 (put 2017)	4,000	4,676
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2008-A, 5.50% 2047 (put 2015)	2,000	2,115
Bonds, notes & other debt instruments
	Principal amount	Value
Michigan (continued)	(000)	(000)

Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2011-A, 5.00% 2017	$ 1,500	$ 1,710
Municipal Bond Auth., State Revolving Fund and Clean Water Revolving Fund Rev. Ref. Bonds,
Series 2002, 5.50% 2015	3,315	3,636
Public Power Agcy., Rev. Ref. Bonds (Belle River Project), Series 2002-A, National insured, 5.25% 2018	6,000	6,879
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2009-V, 6.25% 2014	5,200	5,444
City of Saginaw Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.),
Series 2004-G, 5.00% 2017	1,000	1,022
City of Saginaw Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.),
Series 2010-H, 5.00% 2020	2,400	2,676
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 5.50% 2017	6,500	7,498
State Hospital Fin. Auth., Project Rev. Ref. Bonds (Ascension Health Credit Group), Series 2010-B, 5.00% 2019	2,000	2,328
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project),
Series 2008-ET-2, 5.50% 2029 (put 2016)	7,000	7,739
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2005, AMT, National insured, 5.25% 2016	3,000	3,228
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2007, AMT, FGIC-National insured, 5.00% 2018	1,000	1,095
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2008-A, AMT, Assured Guaranty insured, 5.25% 2018	1,745	1,900
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2010-A, AMT, 5.00% 2017	4,365	4,849
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2010-A, AMT, 5.00% 2018	1,990	2,223
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2011-A, AMT, 5.00% 2019	1,000	1,111
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2011-A, AMT, 5.00% 2020	10,000	11,004
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2011-B, 5.00% 2019	1,000	1,142
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2012-D, AMT, 5.00% 2018	5,490	6,133
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2012-D, AMT, 5.00% 2019	3,560	3,955
Board of Governors of Wayne State University, General Rev. Ref. Bonds, Series 2009-A, 5.00% 2014	1,050	1,101
Board of Governors of Wayne State University, General Rev. Ref. Bonds, Series 2009-A, 5.00% 2016	3,235	3,630
		122,283

Minnesota 0.30%

Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2006-I, AMT, 5.75% 2038	750	758
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2007-L, AMT, 5.50% 2048	930	974
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	900	982
Minneapolis-St. Paul Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2010-D, AMT, 5.00% 2018	4,460	5,048
Regents of the University of Minnesota, G.O. Bonds, Series 2009-C, 5.00% 2018	1,000	1,194
		8,956

Mississippi 0.31%

Dev. Bank, Special Obligation Rev. Ref. Bonds (Madison County, Mississippi Highway Ref. Project),
Series 2013-C, 5.00% 2020	1,750	2,049
Jackson State University Educational Building Corp., Rev. Bonds (Campus Facs. Project), Series 2007,
Assured Guaranty Municipal insured, 5.00% 2034 (put 2015)	6,850	7,232
		9,281

Bonds, notes & other debt instruments
	Principal amount	Value
Missouri 0.84%	(000)	(000)

Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri
Hospital Assn.), Series 2007, 5.00% 2016	$1,000	$ 1,069
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services),
Series 2007-A, 5.00% 2014	1,300	1,312
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services),
Series 2007-A, 5.00% 2015	1,365	1,422
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services),
Series 2007-A, 5.00% 2016	1,440	1,540
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services),
Series 2007-A, 5.00% 2017	1,510	1,644
Highways and Transportation Commission, Rev. Ref. State Road Bonds, Series 2006, 5.00% 2018	2,700	3,168
Industrial Dev. Auth. of the City of Lee's Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village
Obligated Group), Series 2007-A, 5.00% 2015	2,240	2,366
Industrial Dev. Auth. of the City of Lee's Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village
Obligated Group), Series 2007-A, 5.00% 2016	2,300	2,475
Industrial Dev. Auth. of the City of Lee's Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village
Obligated Group), Series 2007-A, 5.00% 2017	2,420	2,629
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2007-A,
Assured Guaranty Municipal insured, 5.00% 2021	2,000	2,217
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2007-B, AMT,
Assured Guaranty Municipal insured, 5.00% 2015	1,260	1,343
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2011-B, 5.00% 2015	1,500	1,605
Public Building Corp. of the City of Springfield, Leasehold Rev. Improvement Bonds (Springfield-Branson
National Airport Terminal Project), Series 2006-B, AMT, AMBAC insured, 5.00% 2015	2,480	2,657
		25,447

Montana 0.01%

Board of Housing, Single-family Mortgage Bonds, Series 2006-B, AMT, 5.50% 2037	310	317
Nebraska 0.36%

Hospital Auth. No. 3 of Douglas County, Health Facs. Rev. Ref. Bonds (Methodist Health System),
Series 2008, 5.50% 2018	4,665	5,001
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2006-C, AMT, 5.50% 2036	5	5
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	1,545	1,605
Public Power Dist., General Rev. Ref. Bonds, Series 2005-B-1, FGIC-National insured, 5.00% 2015	2,875	3,036
Public Power Dist., General Rev. Ref. Bonds, Series 2012-A, 4.00% 2020	1,000	1,116
		10,763

Nevada 2.35%

Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2005-C, Assured Guaranty Municipal
insured, 5.00% 2015	2,500	2,683
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2005-C, Assured Guaranty Municipal
insured, 5.00% 2018	2,000	2,169
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2007-C, 5.00% 2017	2,500	2,852
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2021	1,000	1,120
Clark County Water Reclamation Dist., G.O. (Limited Tax) Water Reclamation Bonds, Series 2009-B, 5.00% 2016	2,660	2,965
Clark County, Airport System Rev. Bonds, Series 2004-A-1, AMT, FGIC-National insured, 5.50% 2017	1,000	1,032
Clark County, Airport System Rev. Bonds, Series 2007-A-1, AMT, AMBAC insured, 5.00% 2016	1,500	1,653
Clark County, Airport System Rev. Bonds, Series 2010-D, 5.00% 2021	1,500	1,699
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2007-A-1, AMT, AMBAC insured, 5.00% 2022	2,000	2,199
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2007-A-1, AMT, AMBAC insured, 5.00% 2023	1,000	1,074
Bonds, notes & other debt instruments
	Principal amount	Value
Nevada (continued)	(000)	(000)

Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2007-A-1, AMT, AMBAC insured, 5.00% 2024	$ 2,000	$ 2,162
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Improvement and Ref. Bonds, Series 2007,
AMBAC insured, 5.00% 2020	4,500	5,076
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Ref. Bonds, Series 2011, 5.00% 2020	12,320	14,456
Clark County, Jet Aviation Fuel Tax Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2022	2,810	3,128
Clark County, Jet Aviation Fuel Tax Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2023	1,000	1,101
Clark County, Sales and Excise Tax Rev. (Streets and Highway Projects) Improvement and Ref. Bonds,
Series 2010-B, 5.00% 2019	3,000	3,512
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Ref. Bonds, Series 2008-C, 5.00% 2018	3,320	3,891
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community), Limited Obligation
Ref. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 5.00% 2016	1,785	1,903
Highway Improvement Rev. Bonds (Motor Vehicle Fuel Tax), Series 2008, 5.00% 2017	4,000	4,647
Las Vegas Valley Water Dist., G.O. (Limited Tax) Ref. Bonds, Series 2011-C, 5.00% 2019	7,760	9,103
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water and Ref. Bonds, Series 2009-D, 5.00% 2018	1,000	1,165
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Bonds, Series 2012-B, 5.00% 2020	1,080	1,268
Rural Housing Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program),
Series 2007-B, AMT, 5.70% 2041	345	352
		71,210

New Jersey 2.51%

Certs. of Part., Series 2004-A, 5.00% 2015	2,000	2,054
Certs. of Part., Series 2008-A, 5.00% 2015	1,500	1,608
Certs. of Part., Series 2008-A, 5.00% 2018	1,000	1,150
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2010-DD-1, 5.00% 2017	5,000	5,784
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2009-A, 5.00% 2017	2,500	2,840
G.O. Ref. Bonds, Series Q, 5.00% 2020	2,650	3,176
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2012-A, 5.00% 2022	750	829
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2012-A, 5.00% 2023	1,000	1,091
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2009-A, 5.00% 2017	3,500	3,916
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 4.00% 2013	2,000	2,006
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 5.00% 2017	2,000	2,208
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2011-A-1, AMT, 0.561% 2020[1]	350	348
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 5.00% 2021	4,000	4,394
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 5.00% 2019	2,000	2,244
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 5.00% 2022	1,000	1,094
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2010-1A, 5.25% 2019	1,000	1,158
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2011-1, AMT, 5.00% 2017	2,500	2,760
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2011-1, AMT, 5.00% 2019	2,500	2,756
Rutgers State University, G.O. Bonds (State University of New Jersey), Series 2009-F, 5.00% 2019	1,000	1,181
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2014	8,000	8,331
Transportation Trust Fund Auth., Transportation System Bonds, Series 1999-A, 5.75% 2017	5,000	5,840
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds,
Series 2006-A, 5.50% 2021	4,070	4,869
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2003-B-2, 5.00% 2016	2,500	2,827
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2003-B-2, 5.00% 2017	2,500	2,891
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2004-B,
FGIC-National insured, 5.25% 2013	4,410	4,438
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-D, 0.76% 2024 (put 2018)[1]	2,000	1,995
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-E, 0.76% 2024 (put 2018)[1]	2,375	2,369
		76,157

New Mexico 0.08%

Fin. Auth., State Transportation Rev. Ref. Bonds, Series 2010-B, 5.00% 2020	1,000	1,201
Bonds, notes & other debt instruments
	Principal amount	Value
New Mexico (continued)	(000)	(000)

Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-C-2, Class I, 5.70% 2040	$ 635	$ 663
Mortgage Fin. Auth., Single-family Mortgage Program Rev. Ref. Bonds, Series 2009-B-2, Class I, 5.65% 2039	605	659
		2,523

New York 8.44%

City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Ref. Bonds (St. Peter's Hospital of the City of Albany Project),
Series 2008-A, 5.25% 2017	1,500	1,730
City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Ref. Bonds (St. Peter's Hospital of the City of Albany Project),
Series 2008-A, 5.50% 2013	1,100	1,102
Dormitory Auth., City University System, Consolidated Fifth General Resolution Rev. Ref. Bonds,
Series 2008-B, 5.00% 2017	4,550	5,215
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2009-A-1, 5.50% 2018	2,500	2,956
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2019	2,995	3,535
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds,
Series 2010-A, 5.00% 2019 (escrowed to maturity)	5	6
Dormitory Auth., Mount Sinai Hospital Obligated Group Rev. Ref. Bonds, Series 2010-A, 5.00% 2018	2,000	2,307
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2009-A, 5.00% 2020	2,000	2,331
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-A, 5.00% 2017	2,500	2,867
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-A, 5.00% 2019	5,000	5,928
Dormitory Auth., State Personal Income Tax Rev. Ref. Bonds (General Purpose), Series 2012-A, 5.00% 2022	2,000	2,389
Dormitory Auth., State University Educational Facs. Rev. Ref. Bonds. Series 2000-C, Assured Guaranty
Municipal insured, 5.75% 2017	1,475	1,723
Dormitory Auth., Third General Resolution Rev. Ref. Bonds (State University Educational Facs. Issue),
Series 2012-A, 5.00% 2018	3,000	3,497
Dormitory Auth., Third General Resolution Rev. Ref. Bonds (State University Educational Facs. Issue),
Series 2012-A, 5.00% 2020	1,000	1,179
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Second Resolution Bonds
(New York City Municipal Water Fin. Auth. Projects), Series 2009-A, 5.00% 2017	2,500	2,894
Erie County Industrial Dev. Agcy., School Fac. Rev. Bonds (City School Dist. of the City of Buffalo Project),
Series 2011-A, 5.00% 2020	4,780	5,635
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project),
Series 2012-A, 5.00% 2020	2,770	3,262
Town of Hempstead Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2025	1,670	1,834
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2006-E, 5.00% 2017	2,500	2,781
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2009-A, 5.25% 2020	4,005	4,466
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2009-A, 5.25% 2021	2,000	2,230
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.00% 2018	500	590
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3A, 0.83% 2017[1]	4,000	4,025
Metropolitan Transportation Auth., State Service Contract Rev. Ref. Bonds, Series 2002-A, 5.50% 2017	5,000	5,829
Metropolitan Transportation Auth., State Service Contract Rev. Ref. Bonds, Series 2002-A,
National insured, 5.75% 2017	1,500	1,732
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2020	5,500	6,531
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	8,500	9,487
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2020	3,250	3,807
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-G-1H, 0.968% 2026 (put 2016)[1]	2,650	2,660
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2018	1,105	1,293
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2020	7,000	8,199
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-F, 5.00% 2021	1,000	1,165
Mortgage Agcy., Mortgage Rev. Ref. Bonds, Series 48, 2.625% 2041	500	516
City of New York, G.O. Bonds, Fiscal 2008 Series J-4, 0.63% 2025[1]	6,325	6,359
City of New York, G.O. Bonds, Fiscal 2009 Series H-1, 5.00% 2016	2,000	2,212
City of New York, G.O. Bonds, Fiscal 2011 Series B, 5.00% 2015	3,500	3,788
City of New York, G.O. Bonds, Fiscal 2011 Series I-1, 5.00% 2017	5,000	5,774
City of New York, G.O. Bonds, Fiscal 2012 Series I, 5.00% 2020	5,000	5,928
Bonds, notes & other debt instruments
	Principal amount	Value
New York (continued)	(000)	(000)

New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 4.70% 2015	$ 615	$ 651
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 4.75% 2016	635	688
New York City Industrial Dev. Agcy., Special Fac. Rev. Ref. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2014	1,000	1,008
New York City Industrial Dev. Agcy., Special Fac. Rev. Ref. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2015	2,485	2,613
New York City Industrial Dev. Agcy., Special Fac. Rev. Ref. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2016	7,025	7,630
New York City Industrial Dev. Agcy., Special Fac. Rev. Ref. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2024	2,000	2,151
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds,
Fiscal 2009 Series EE, 5.00% 2018	2,500	2,948
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds,
Fiscal 2009 Series FF-1, 5.00% 2018	2,000	2,359
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2009 Series S-4, 5.00% 2018	2,545	2,955
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2009 Series S-5, 5.00% 2017	2,500	2,836
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2013 Series S-1, 5.00% 2019	1,000	1,180
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2013 Series S-1, 5.00% 2021	650	771
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2003 Series A-1, 5.00% 2022	1,305	1,547
New York City Transitional Fin. Auth., Multi-Modal Rev. Ref. Bonds, Series 2011-B, 5.00% 2022	1,750	2,062
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2008-A, 5.00% 2017	2,000	2,257
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2008-A, 5.50% 2019	4,000	4,581
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2017	6,180	6,998
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,500	1,697
Port Auth., Consolidated Rev. Ref. Bonds, Series 136, AMT, National insured, 5.00% 2021	2,000	2,064
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2020	4,790	5,644
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2021	3,420	3,979
Port Auth., Consolidated Rev. Ref. Bonds, Series 169, AMT, 5.00% 2015	2,000	2,178
Port Auth., Consolidated Rev. Ref. Bonds, Series 169, AMT, 5.00% 2020	5,000	5,895
Port Auth., Consolidated Rev. Ref. Bonds, Series 172, AMT, 5.00% 2022	2,210	2,564
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds (Catholic Health Services of Long Island Obligated
Group Project), Series 2011, 5.00% 2019	3,000	3,395
Thruway Auth., General Rev. Bonds, Series I, 5.00% 2020	2,000	2,349
Thruway Auth., General Rev. Bonds, Series I, 5.00% 2021	4,000	4,713
Thruway Auth., Local Highway and Bridge Service Contract Rev. Ref. Bonds, Series 2009, 5.00% 2017	10,000	11,449
Thruway Auth., Second General Highway and Bridge Trust Fund Rev. Ref. Bonds,
Series 2005-B, AMBAC insured, 5.00% 2019	1,580	1,716
Thruway Auth., Second General Highway and Bridge Trust Fund Rev. Ref. Bonds, Series 2009-A-1, 5.00% 2018	4,000	4,687
Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series 2009-A, 5.00% 2016	1,250	1,386
Tobacco Settlement Fin. Corp., Rev. Ref. Bonds (State Contingency Contract Secured), Series 2011-B, 5.00% 2017	2,000	2,285
Tobacco Settlement Fin. Corp., Rev. Ref. Bonds (State Contingency Contract Secured), Series 2011-B, 5.00% 2018	2,500	2,910
Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2008-B, 5.00% 2025 (put 2013)	3,000	3,010
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2008-B, 5.00% 2017	2,500	2,823
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (Econ. Dev. and Housing), Series 2009-A-1, 5.00% 2017	1,000	1,170
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2013-C, 5.00% 2021	5,000	5,943
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2013-D, 5.00% 2021	5,000	5,943
Westchester County Health Care Corp., Rev. Bonds, Series 2010-B, 5.00% 2017	2,500	2,823
		255,620

North Carolina 0.76%

Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-F, 5.50% 2014	2,900	2,926
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2008-A, 5.00% 2016	2,000	2,189
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2009-B, 5.00% 2017	1,500	1,692
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2008-A, 5.25% 2017	3,000	3,411
Bonds, notes & other debt instruments
	Principal amount	Value
North Carolina (continued)	(000)	(000)

Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	$2,500	$ 2,875
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.00% 2015	740	792
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2005-B, AMT, AMBAC insured, 5.00% 2015	2,835	3,016
Dept. of State Treasurer, Grant Anticipation Rev. Vehicle Bonds, Series 2009, 5.00% 2018	1,590	1,853
Dept. of State Treasurer, Grant Anticipation Rev. Vehicle Bonds, Series 2011, 4.00% 2023 (put 2018)	4,000	4,370
		23,124

North Dakota 0.04%

Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	1,210	1,275
Ohio 3.40%

Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-A, 5.70% 2014	7,500	7,570
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-C, 5.625% 2018	4,875	5,351
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project),
Series 2009-A, 5.75% 2033 (put 2016)	2,500	2,703
Air Quality Dev. Auth., Rev. Ref. Bonds (Ohio Power Co. Project), Series 2010-A, 3.25% 2041 (put 2014)	2,000	2,024
County of Allen, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Health Partners),
Series 2012-A, 5.00% 2021	2,250	2,569
County of Allen, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Health Partners),
Series 2012-A, 5.00% 2022	3,300	3,753
County of Allen, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners), Series 2010-B, 5.00% 2019	2,500	2,904
American Municipal Power - Ohio, Inc., Prairie State Energy Campus Project Rev. Ref. Bonds,
Series 2008-A, 5.00% 2017	1,500	1,691
Building Auth., State Facs. Rev. Ref. Bonds (Adult Correctional Building Fund Projects), Series 2010-A, 5.00% 2020	2,975	3,536
City of Cleveland, Airport System Rev. Bonds, Series 2000-C, Assured Guaranty Municipal insured, 5.00% 2017	2,200	2,461
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2006-A, AMBAC insured, 5.25% 2017	450	502
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, 5.00% 2020	3,540	3,965
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, Assured Guaranty Municipal insured, 5.00% 2021	2,345	2,671
City of Cleveland, Airport System Rev. Ref. Bonds, Series A, Assured Guaranty insured, 5.25% 2019	5,000	5,746
City of Cleveland, Water Rev. Ref. Bonds, Series 2009-T, 5.00% 2018	3,620	4,214
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2020	2,360	2,633
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2021	1,000	1,105
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2014	1,250	1,259
Higher Education G.O. Ref. Bonds, Series 2009-A, 5.00% 2017	5,000	5,798
Infrastructure Improvement G.O. Bonds, Series 2012-A, 5.00% 2019	4,560	5,396
Infrastructure Improvement G.O. Ref. Bonds, Series 2011-B, 5.00% 2018	2,000	2,364
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2009-C-2, 4.875% 2039 (put 2015)	1,800	1,913
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2006-E, AMT, 5.375% 2037	880	919
Housing Fin. Agcy., Residential Mortgage Rev. Ref. Bonds, Series 2009-C, 4.50% 2039	530	540
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2010-1, 5.00% 2028	1,710	1,850
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.00% 2017	1,375	1,542
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.00% 2018	1,195	1,360
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
Series 2005-B, AMBAC insured, 5.00% 2018	6,350	6,867
Major New State Infrastructure Project Rev. Bonds, Series 2008-1, 5.75% 2019	1,000	1,181
Major New State Infrastructure Project Rev. Bonds, Series 2012-1, 4.00% 2019	1,250	1,410
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2014	1,000	1,027
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2016	1,815	2,007
Bonds, notes & other debt instruments
	Principal amount	Value
Ohio (continued)	(000)	(000)

Municipal Advisory Council, Beneficial Interest Rev. Ref. Certificates (Municipal Electric Generation Agcy.
Joint Venture 5 - OMEGA JV5), AMBAC insured, 5.00% 2015	$2,290	$ 2,320
Public Housing Capital Fund Rev. Trust I, Trust Certificates, 4.50% 2022[2]	3,305	3,483
Turnpike Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	2,500	2,652
Turnpike Rev. Ref. Bonds, Series 2009-A, 5.00% 2020	1,000	1,149
Water Dev. Auth., Solid Waste Rev. Bonds (Waste Management Project), Series 2004, 2.25% 2021 (put 2016)	1,000	1,010
Water Dev. Auth., Water Dev. Fresh Water Rev. Ref. Bonds, Series 2009-A, 5.00% 2013	1,635	1,642
		103,087

Oklahoma 0.29%

Dev. Fin. Auth., Health System Rev. Ref. Bonds (Obligated Group Consisting of INTEGRIS Baptist
Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.),
Series 2008-C, 5.00% 2018	1,000	1,159
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2009-B, 4.90% 2036	995	1,022
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2005-A, 0.88% 2023 (put 2018)[1]	2,000	2,015
Tulsa County Industrial Auth., Health Care Rev. Bonds (St. Francis Health System, Inc.), Series 2006, 5.00% 2015	1,000	1,087
Turnpike Auth., Turnpike System Rev. Ref. Bonds, Series 2011-A, 5.00% 2019	3,000	3,531
		8,814

Oregon 0.52%

Dept. of Administrative Services, Certs. of Part., Series 2009-A, 5.00% 2020	2,500	2,902
Dept. of Administrative Services, Lottery Rev. Bonds, Series 2009-A, 5.00% 2017	2,000	2,295
Facs. Auth., Rev. Ref. Bonds (Legacy Health System), Series 2010-A, 5.00% 2016	1,500	1,641
Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2013-C, 0.96% 2020 (put 2017)[1]	1,500	1,509
City of Portland, Sewer System Rev. Ref. Bonds, Series 2007-A, National insured, 5.00% 2015	2,500	2,686
Port of Portland, Portland International Airport Rev. Bonds, Subseries 20-C, AMT, 5.00% 2017	1,000	1,142
Port of Portland, Portland International Airport Rev. Bonds, Subseries 20-C, AMT, 5.00% 2021	1,000	1,151
Port of Portland, Portland International Airport Rev. Ref. Bonds, Subseries 21-B, AMT, 5.00% 2018	2,000	2,325
		15,651

Pennsylvania 3.47%

Allegheny County Airport Auth., Airport Rev. Bonds, Series 2012-A-1, AMT, 5.00% 2024	1,025	1,122
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds,
Series 2008-A, 5.00% 2017	4,500	5,159
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds,
Series 2008-A, 5.00% 2018	4,000	4,656
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds,
Series 2008-B, 5.00% 2018	3,250	3,770
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Ref. Bonds,
Series 2010-A, 5.00% 2017	2,000	2,284
Redev. Auth. of Allegheny County, Tax Increment Fncg. Ref. Bonds (Waterfront Project),
Series 2007-A, 4.25% 2014	1,405	1,453
Redev. Auth. of Allegheny County, Tax Increment Fncg. Ref. Bonds (Waterfront Project),
Series 2007-A, 4.25% 2016	1,540	1,646
Beaver County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Project),
Series 2006-A, 2.50% 2041 (put 2017)	6,000	5,842
Beaver County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Project),
Series 2008-A, 2.70% 2035 (put 2018)	2,000	1,946
Dauphin County General Auth., Health System Rev. Ref. Bonds (Pinnacle Health System Project),
Series 2009-A, 5.25% 2017	2,500	2,778
Delaware River Port Auth., Port Dist. Project Rev. Ref. Bonds, Series 2012, 5.00% 2019	1,740	1,921
Delaware River Port Auth., Port Dist. Project Rev. Ref. Bonds, Series 2012, 5.00% 2022	1,300	1,407
Bonds, notes & other debt instruments
	Principal amount	Value
Pennsylvania (continued)	(000)	(000)

Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2004-A, 3.70% 2021 (put 2015)	$4,900	$ 5,039
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2009, 1.75% 2033 (put 2015)	2,000	1,999
Econ. Dev. Fncg. Auth., Unemployment Compensation Rev. Bonds, Series 2012-A, 5.00% 2019	5,000	5,986
Econ. Dev. Fncg. Auth., Unemployment Compensation Rev. Bonds, Series 2012-B, 5.00% 2020	5,000	5,877
G.O. Bonds, Second Ref. Series 2009, 5.00% 2020	2,000	2,395
Higher Educational Facs. Auth., Health System Rev. Ref. Bonds (University of Pennsylvania),
Series 2005-A, AMBAC insured, 5.00% 2014	2,000	2,076
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 5.00% 2018	1,275	1,336
Higher Educational Facs. Auth., Rev. Bonds (State System of Higher Education), Series AJ, 5.00% 2017	5,000	5,751
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing
Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.25% 2019	1,300	1,402
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2006-93-A, AMT, 5.75% 2037	235	238
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program),
Series 2009, 5.00% 2016	2,500	2,788
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program),
Series 2010, 5.00% 2017	1,500	1,721
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program),
Series 2010, 5.00% 2019	2,000	2,363
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life
Communities, Inc. Obligated Group), Series 2009-A-1, 5.25% 2017	1,110	1,246
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life
Communities, Inc. Obligated Group), Series 2009-A-1, 5.50% 2018	935	1,074
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life
Communities, Inc. Obligated Group), Series 2009-A-1, 5.50% 2019	975	1,121
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life
Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2015	2,755	2,949
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life
Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2016	2,570	2,818
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life
Communities, Inc. Obligated Group), Series 2012, 5.00% 2023	2,400	2,501
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life
Communities, Inc. Obligated Group), Series 2012, 5.00% 2024	1,000	1,030
City of Philadelphia, Airport Rev. Bonds, Series 2007-A, AMT, Assured Guaranty Municipal insured, 5.00% 2016	1,000	1,104
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2009-A, 5.75% 2018	2,500	2,961
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2009-A, 5.75% 2019	3,000	3,605
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Children's Hospital of
Philadelphia Project), Series 2007-A, 4.25% 2016	700	765
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds (Temple University Hospital),
Series 2007-B, 5.00% 2017	2,370	2,329
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project),
Series 2012, 5.00% 2019	1,000	1,136
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project),
Series 2012, 5.00% 2021	2,000	2,258
Health Care Facs. Auth. of Sayre, Rev. Ref. Bonds (Guthrie Health Issue), Series 2007, 0.825% 2017[1]	5,300	5,221
		105,073

Puerto Rico 0.39%

Electric Power Auth., Power Rev. Ref. Bonds, Series VV, 5.50% 2020	5,000	4,151
Government Dev. Bank, Rev. Ref. Bonds, Series 2006-C, AMT, 5.25% 2015	1,000	956
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and
Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 5.00% 2020	3,345	3,442
Bonds, notes & other debt instruments
	Principal amount	Value
Puerto Rico (continued)	(000)	(000)

Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, AMBAC insured, 5.50% 2035 (put 2017)	$2,500	$ 2,286
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-C, 5.00% 2022	1,000	991
		11,826

Rhode Island 0.20%

Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, Assured Guaranty Municipal insured, 5.00% 2015	2,635	2,790
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2014	1,250	1,251
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2015	1,250	1,246
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2013-A, AMT, 3.00% 2014	250	255
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2013-A, AMT, 4.00% 2015	400	420
		5,962

South Carolina 0.68%

Jobs-Econ. Dev. Auth., Hospital Rev. Ref. and Improvement Bonds (Palmetto Health), Series 2009, 5.00% 2017	1,085	1,191
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center),
Series 2007, 5.00% 2016	2,000	2,228
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Ref. Series 2008-A-3, 5.00% 2016	1,500	1,636
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2009-B, 5.00% 2016	1,995	2,190
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2009-B, 5.00% 2017	2,000	2,267
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2009-B, 5.00% 2018	1,275	1,476
Transportation Infrastructure Bank, Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.25% 2018	8,000	9,465
		20,453

South Dakota 0.13%

Educational Enhancement Funding Corp, Tobacco Settlement Rev. Bonds, Series 2013-B, 5.00% 2023	1,000	1,127
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-A, AMT, 3.00% 2030	955	997
Housing Dev. Auth., Homeownership Mortgage Rev. Ref. Bonds, Series 2012-D, AMT, 4.00% 2029	1,575	1,684
		3,808

Tennessee 1.46%

Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2006-1, AMT, 5.75% 2036	260	272
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2011-1-A, AMT, 4.50% 2031	2,565	2,764
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2012-1-A, AMT, 4.50% 2038	890	946
Housing Dev. Agcy., Housing Fin. Program Bonds, Issue 2010-A-1, 5.00% 2027	680	728
Housing Dev. Agcy., Residential Fin. Program Bonds, Issue 2013-1-C, 3.00% 2038	3,280	3,437
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, 4.00% 2043	1,650	1,772
Health, Educational and Housing Fac. Board of the County of Knox, Hospital Rev. Ref. Bonds (Covenant Health),
Series 2012-A, 5.00% 2019	1,000	1,144
Health, Educational and Housing Fac. Board of the County of Knox, Hospital Rev. Ref. Bonds (Covenant Health),
Series 2012-A, 5.00% 2020	1,220	1,382
Health, Educational and Housing Fac. Board of the County of Knox, Hospital Rev. Ref. Bonds (Covenant Health),
Series 2012-A, 5.00% 2022	3,320	3,710
Health, Educational and Housing Fac. Board of the County of Knox, Hospital Rev. Ref. Bonds (Covenant Health),
Series 2012-A, 5.00% 2023	1,000	1,106
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2008-A, AMT, Assured Guaranty
Municipal insured, 5.00% 2016	3,000	3,263
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2017	5,375	6,019
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.375% 2018	6,590	7,559
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.50% 2019	2,500	2,879
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.00% 2015	1,000	1,066
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-C, AMT, 5.00% 2018	2,500	2,826
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-C, AMT, 5.00% 2019	1,500	1,688
Bonds, notes & other debt instruments
	Principal amount	Value
Tennessee (continued)	(000)	(000)

Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2021	$1,580	$ 1,739
		44,300

Texas 8.27%

Austin Community College Dist. Public Fac. Corp., Lease Rev. Bonds (Educational Fac. Project – Round Rock
Campus), Series 2008, 5.25% 2017	1,500	1,729
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds,
Series 2009, 5.00% 2018	1,500	1,777
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2017	2,665	3,021
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2018	3,015	3,494
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds,
Series 2006, 5.00% 2015	2,235	2,373
Canadian River Municipal Water Auth., Contract Rev. Ref. Bonds (Conjunctive Use Groundwater Supply Project),
Series 2005, AMBAC insured, 5.00% 2014	2,045	2,074
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2005, FGIC-National insured,
0%/4.20% 2015 (escrowed to maturity)[3]	1,700	1,765
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2010, 5.75% 2020	1,000	1,099
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	1,000	1,058
Clint Independent School Dist. (El Paso County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2015	1,025	1,112
Clint Independent School Dist. (El Paso County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2016	1,080	1,216
Corpus Christi Independent School Dist., Unlimited Tax School Building Bonds (Nueces County),
Series 2009, 5.00% 2019	2,070	2,475
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse Bonds,
Series 2009-A, 5.00% 2016	1,315	1,450
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Bonds, Series 2007, 5.00% 2018	1,080	1,224
City of Dallas, G.O. Limited Bonds, 5.00% 2018 (preref. 2017)	4,420	5,044
Dallas Area Rapid Transit, Sales Tax Rev. Bonds, Series 2008, 5.00% 2018	1,000	1,187
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2016	2,000	2,273
Dallas County Community College Dist. (Dallas County), G.O. Ref. and Improvement Bonds,
Series 2008, 5.00% 2018	5,690	6,661
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds,
Series 2013-A, AMT, 5.00% 2026	1,000	1,062
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds,
Series 2013-A, AMT, 5.00% 2027	1,200	1,259
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds,
Series 2013-E, AMT, 5.00% 2020	5,000	5,689
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds,
Series 2013-F, 5.00% 2021	2,000	2,313
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds,
Series 2009-A, 5.00% 2017	5,000	5,756
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds,
Series 2009-A, 5.00% 2018	1,000	1,167
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds,
Series 2011-C, 5.00% 2022	1,430	1,609
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds,
Series 2012-B, 5.00% 2021	2,500	2,856
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds,
Series 2013-D, 5.00% 2021	1,000	1,156
Donna Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2014	1,000	1,014
Fort Bend County, Fort Bend Independent School Dist., Unlimited Tax Ref. Bonds, Series 2009, 5.00% 2018	1,000	1,167
G.O. Bonds, College Student Loan Bonds, Series 2011-A, AMT, 5.00% 2019	1,700	2,025
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009-A, 5.00% 2019	1,000	1,173
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017	4,000	4,598
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2020	4,000	4,627
Bonds, notes & other debt instruments
	Principal amount	Value
Texas (continued)	(000)	(000)

Grand Parkway Transportation Corp., System Toll Rev. Bonds, Series 2013-C, 2.00% 2017 (put 2014)	$ 5,000	$ 5,022
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Methodist Hospital System),
Series 2008-B, 5.25% 2017	3,500	4,058
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2013	1,000	1,004
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2014	1,500	1,579
Harris County Industrial Dev. Corp., Solid Waste Disposal Rev. Bonds (Deer Park Refining Limited Partnership
Project), Series 2006, 4.70% 2018	2,000	2,188
Harris County, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2009-A, 5.00% 2017	3,990	4,620
Harris County, Toll Road Rev. Bonds, Series 2009-A, 5.00% 2017	1,100	1,266
Harris County, Toll Road Rev. Bonds, Series 2009-A, 5.00% 2020	1,255	1,483
Harris County, Toll Road Rev. Ref. Bonds, Series 2007-A, National insured, 4.50% 2020	2,000	2,225
City of Houston, Higher Education Fin. Corp., Higher Education Rev. Ref. Bonds (Rice University Project),
Series 2013-B, 0.61% 2048 (put 2017)[1]	1,000	1,007
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2009-A, 5.375% 2039	755	800
City of Houston, Airport System Rev. Ref. Bonds, Series 2007-B, FGIC-National insured, 5.00% 2017	1,000	1,142
City of Houston, Airport System Rev. Ref. Bonds, Series 2009-A, 5.00% 2016	2,100	2,335
City of Houston, Airport System Rev. Ref. Bonds, Series 2009-A, 5.00% 2017	1,600	1,829
City of Houston, Airport System Rev. Ref. Bonds, Series 2009-A, 5.00% 2019	1,500	1,711
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2019	10,000	11,594
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-B, 5.00% 2025	1,000	1,111
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	3,785	4,336
City of Houston, Public Improvement Ref. Bonds, Series 2009-A, 5.00% 2020	2,500	2,907
Houston Independent School Dist. (Harris County), Limited Tax Schoolhouse Bonds, Series 2008, 5.00% 2018	1,500	1,708
Port of Houston Auth. of Harris County, Unlimited Tax Forward Ref. Bonds, Series 2006-A, AMT,
National insured, 5.00% 2015	1,530	1,666
Lone Star College System (Harris and Montgomery Counties), Limited Tax G.O. Bonds, Series 2009, 5.00% 2018	1,000	1,180
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project),
Series 2011-B, 5.00% 2019	5,000	5,839
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax Ref. Bonds,
Series 2010, 5.00% 2020	5,890	7,047
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.00% 2015	3,500	3,748
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2017	1,500	1,671
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2021	3,500	3,781
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2022	2,800	2,991
North Texas Tollway Auth., Dallas North Tollway System Rev. Ref. Bonds, Series 2005-C, 5.00% 2019	2,000	2,274
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.50% 2018	3,000	3,442
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2019	5,000	5,757
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-E-3, 5.75% 2038 (put 2016)	9,850	10,816
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-B, 5.00% 2019	1,250	1,421
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-C, 1.95% 2038 (put 2019)	5,400	5,214
City of Olmos Park, Higher Education Facs. Corp., Higher Education Rev. Improvement and Ref. Bonds
(University of the Incarnate Word Project), Series 2012, 5.00% 2022	2,000	2,288
City of Olmos Park, Higher Education Facs. Corp., Higher Education Rev. Improvement and Ref. Bonds
(University of the Incarnate Word Project), Series 2012, 5.00% 2023	1,500	1,689
Plano Independent School Dist. (Collin County), School Building Unlimited Tax Bonds, Series 2008-A, 5.00% 2017	1,000	1,145
Public Fin. Auth., Unemployment Compensation Obligation Assessment, Rev. Bonds, Series 2010-A, 5.00% 2016	3,500	3,849
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.25% 2017	1,000	1,106
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2012, 5.00% 2018	2,000	2,292
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2007, AMT, Assured Guaranty
Municipal insured, 5.00% 2016	1,000	1,107
City of San Antonio, Airport System Rev. Ref. Bonds, Series 2012, AMT, 4.00% 2021	1,000	1,057
Bonds, notes & other debt instruments
	Principal amount	Value
Texas (continued)	(000)	(000)

City of San Antonio, Passenger Fac. Charge and Airport System Rev. Improvement Bonds,
Series 2007, AMT, Assured Guaranty Municipal insured, 5.00% 2016	$2,015	$ 2,231
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Ref. Bonds, Series 2012, AMT, 5.00% 2020	1,680	1,914
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Ref. Bonds, Series 2012, AMT, 5.00% 2021	1,770	1,993
City of San Antonio, Electric and Gas Systems Rev. Bonds, New Series 2006-A, 5.00% 2015	1,000	1,060
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2008-A, 5.50% 2015	2,000	2,132
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2012, 5.00% 2021	2,500	2,976
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2003-A, 5.25% 2014 (escrowed to maturity)	1,485	1,504
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series A, 5.25% 2014 (escrowed to maturity)	15	15
City of San Antonio, General Improvement and Ref. Bonds, Series 2005, 5.25% 2015	3,000	3,190
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds,
Series 2007-A, 5.00% 2016	1,000	1,099
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds,
Series 2007-A, 5.00% 2017	1,000	1,132
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott and White Memorial
Hospital and Scott, Sherwood and Brindley Foundation Project), Series 2008-A, 5.00% 2017	1,500	1,701
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement
Services, Inc. Project), Series 2007, 5.00% 2015	1,170	1,241
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement
Services, Inc. Project), Series 2007, 5.00% 2016	1,280	1,387
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Cook Children's Medical Center Project),
Series 2010-A, 4.50% 2022	500	536
Tarrant Regional Water Dist., Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds,
Series 2009, 5.00% 2020	1,710	1,994
Board of Regents, Texas State University System, Rev. Fncg. System Ref. Bonds, Series 2010, 5.00% 2014	1,000	1,018
Board of Regents of Texas Tech University System, Rev. Fncg. System Ref. and Improvement Bonds,
Series 2012-A, 5.00% 2023	1,000	1,161
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2015 (escrowed to maturity)	1,355	1,459
Transportation Commission, State Highway Fund Rev. Bonds, Series 2007, 5.00% 2015	1,000	1,067
Board of Regents of the University of Houston System, Consolidated Rev. Ref. Bonds, Series 2009, 5.00% 2017	1,060	1,210
Board of Regents of the University of Houston System, Consolidated Rev. Ref. Bonds, Series 2009, 5.00% 2018	1,000	1,170
Board of Regents of the University of Houston System, Consolidated Rev. Ref. Bonds, Series 2009, 5.00% 2020	2,200	2,557
Board of Regents of the University of North Texas System, Rev. Fncg. System Bonds, Series 2009-A, 5.00% 2018	1,000	1,170
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2002-B, 5.25% 2015	6,670	7,271
Weslaco Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	2,360	2,505
		250,501

Utah 0.40%

Housing Corp., Single-family Mortgage Bonds, Series 2002-C-2, Class III, AMT, 5.25% 2018	425	429
Housing Corp., Single-family Mortgage Bonds, Series 2002-D-2, Class III, AMT, 5.00% 2018	220	221
Housing Corp., Single-family Mortgage Bonds, Series 2007-A-1, Class III, AMT, 4.625% 2027	885	887
Housing Corp., Single-family Mortgage Rev. Ref. Bonds, Series 2002-E-2, Class III, AMT, 4.95% 2019	80	80
Intermountain Power Agcy., Subordinated Power Supply Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	4,000	4,311
Transit Auth., Sales Tax Rev. Bonds, Series 2008-A, Assured Guaranty Municipal insured, 5.25% 2019	5,250	6,321
		12,249
Vermont 0.03%

Student Assistance Corp., Education Loan Rev. Notes, Series 2012-B, AMT, 1.748% 2022[1]	916	919
Virgin Islands 0.28%

Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2013-A, 5.00% 2018	1,000	1,120
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2018	3,000	3,360
Bonds, notes & other debt instruments
	Principal amount	Value
Virgin Islands (continued)	(000)	(000)

Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-C, 5.00% 2015	$ 3,745	$ 3,985
		8,465

Virginia 0.32%

Commonwealth Transportation Board, Transportation Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	2,795	3,357
Port Auth., Commonwealth Port Fund Rev. Ref. Bonds (2002 Resolution), Series 2006, AMT, Assured Guaranty
Municipal insured, 5.50% 2014	2,735	2,832
Public Building Auth., Public Facs. Rev. Bonds, Series 2008-B, 5.00% 2014	1,525	1,581
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2005-C, 5.00% 2015	1,750	1,893
		9,663

Washington 3.13%

Public Utility Dist. No. 1 of Clark County, Electric System Rev. Ref. Bonds, Series 2007,
FGIC-National insured, 5.00% 2017	2,000	2,264
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2007-C, 5.00% 2017	3,000	3,463
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2009-A, 5.25% 2018	1,250	1,489
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2012-A, 5.00% 2017	12,500	14,428
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2012-F, 5.00% 2020	5,000	5,872
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2014-C, 5.00% 2019	1,000	1,177
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2014-C, 5.00% 2021	2,500	2,925
Various Purpose G.O. Bonds, Series 1992-B, 6.40% 2017	9,400	10,477
Various Purpose G.O. Ref. Bonds, Series R-2006-A, AMBAC insured, 5.00% 2015	2,500	2,697
Motor Vehicle Fuel Tax G.O. Ref. Bonds, Series R-2013-D, 5.00% 2023	3,000	3,585
Public Utility Dist. No. 2 of Grant County, Electric System Rev. Ref. Bonds,
Series 2011-I, 5.00% 2017 (escrowed to maturity)	5,000	5,687
Public Utility Dist. No. 2 of Grant County, Electric System Rev. Ref. Bonds, Series 2011-I, 5.00% 2022	2,000	2,325
Health Care Facs. Auth., Rev. Ref. Bonds (Kadlec Medical Center), Series 2006-A,
Assured Guaranty insured, 5.00% 2013	915	918
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2012-B, 5.00% 2042 (put 2021)	1,000	1,140
Health Care Facs. Auth., Rev. Ref. Bonds (Seattle Children's Hospital), Series 2010-B, 5.00% 2021	1,235	1,401
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2016	1,015	1,099
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2018	2,235	2,522
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2019	2,350	2,669
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2010-A, 5.00% 2018	1,000	1,126
Housing Fin. Commission, Homeownership Program Bonds, Series 2011-A, 4.50% 2029	955	1,019
King County, Public Hospital Dist. No. 1, Limited Tax G.O. and Ref. Bonds, Series 2008-A,
Assured Guaranty insured, 5.00% 2016	2,595	2,919
North Kitsap School Dist. No. 400, Kitsap County, Unlimited Tax G.O. Ref. Bonds, Series 2005,
Assured Guaranty Municipal insured, 5.00% 2013	1,000	1,004
Port of Seattle, Special Fac. Rev. Ref. Bonds (Seatac Fuel Facs. LLC), AMT, 5.00% 2022	1,000	1,127
Port of Seattle, Special Fac. Rev. Ref. Bonds (Seatac Fuel Facs. LLC), AMT, 5.00% 2023	1,100	1,228
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2008, 5.25% 2015	1,500	1,606
Housing Auth. of the City of Seattle, Capital Fund Program Rev. Bonds (High Rise Rehabilitation
Program – Phase III), Series 2007, AMT, Assured Guaranty Municipal insured, 4.55% 2017	1,440	1,508
Port of Seattle, Passenger Fac. Charge Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2016	2,000	2,250
Port of Seattle, Rev. Ref. Bonds, Series 2010-C, AMT, 5.00% 2016	2,000	2,195
Public Utility Dist. No. 1 of Snohomish County, Electric System Rev. Ref. Bonds, Series 2005,
Assured Guaranty Municipal insured, 5.00% 2019	2,000	2,184
Snohomish County, Limited Tax G.O. Ref. Bonds, Series 2005-B, FGIC-National insured, 5.00% 2014	1,115	1,172
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.00% 2026	6,300	6,661
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.00% 2027	2,500	2,642
		94,779

Bonds, notes & other debt instruments
	Principal amount	Value
Wisconsin 1.29%	(000)	(000)

City of Franklin, Regional Solid Waste Fin. Commission, Solid Waste Disposal Rev. Bonds
(Waste Management of Wisconsin, Inc. Project), Series 2003-A, AMT, 4.95% 2016	$ 3,500	$ 3,698
G.O. Ref. Bonds, Series 2005-1, National insured, 5.00% 2017	2,500	2,667
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 5.00% 2018	2,000	2,340
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group),
Series 2013-B-1, 4.00% 2043 (put 2018)	1,500	1,674
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group),
Series 2013-B-3, 5.00% 2043 (put 2020)	6,000	6,989
Health and Educational Facs. Auth., Rev. Bonds (Thedacare, Inc.), Series 2009-A, 5.25% 2017	2,000	2,302
Health and Educational Facs. Auth., Rev. Ref. Bonds (Thedacare, Inc.), Series 2009-B, 5.00% 2017	2,000	2,282
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2021	7,765	8,632
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2022	2,145	2,348
Health and Educational Facs. Auth., Rev. Ref. Bonds (Ministry Health Care), Series 2012-C, 5.00% 2021	1,200	1,357
Milwaukee County, Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2017	1,250	1,424
Milwaukee County, Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2018	1,500	1,726
Milwaukee County, Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2020	1,500	1,690
		39,129

Total bonds, notes & other debt instruments (cost: $2,732,534,000)		2,873,973

Short-term securities 3.89%

State of California, Rev. Anticipation Notes, Series 2013-14-A-2, 2.00% 2014	20,000	20,236
California Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1997-B, AMT, JPMorgan Chase LOC, 0.08% 2026[1]	600	600
Colorado Educational and Cultural Facs. Auth., Demand Rev. Ref. Bonds (National Jewish Federation
Bond Program), Series D-1, JPMorgan Chase LOC, 0.09% 2036[1]	1,300	1,300
Colorado Educational and Cultural Facs. Auth., Demand Rev. Ref. Bonds (National Jewish Federation
Bond Program), Series D-7, JPMorgan Chase LOC, 0.09% 2035[1]	2,550	2,550
City of Chicago, Illinois, G.O. Ref. Bonds, Series 2007-E, Barclays Bank PLC LOC, 0.09% 2042[1]	3,700	3,700
County of Shelby, Kentucky, Assn. of Counties Leasing Trust, Lease Program Rev. Bonds,
Series 2004-A, 0.08% 2034[1]	1,015	1,015
Louisiana Public Facs. Auth., Rev. Bonds (Dynamic Fuels, LLC Project), Series 2008,
JPMorgan Chase LOC, 0.08% 2033[1]	3,500	3,500
Michigan Fin. Auth., State Aid Rev. Notes (School Dist. of the City of Detroit), Series 2013-C, 4.375% 2014	1,000	1,006
New York State Housing Fin. Agcy, New York, Gotham West Housing Fin. Agcy. Rev. Bonds,
Series 2011-A-1, Wells Fargo & Co. LOC, 0.06% 2045[1]	2,950	2,950
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2004, Bank of America LOC, 0.12% 2034[1]	750	750
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2002, Bank of America LOC, 0.12% 2032[1]	1,560	1,560
State of Texas, Tax and Rev. Anticipation Notes, Series 2013, 2.00% 2014	75,000	76,144
Brazos River Harbor Navigation Dist. of Brazoria County, Texas, Environmental Facs. Rev. Bonds
(Merey Sweeny, L.P. Project), Series 2001-A, AMT, Bank of America LOC, 0.08% 2021[1]	2,300	2,300
Total short-term securities (cost: $117,564,000)		117,611
Total investment securities (cost: $2,850,098,000)		2,991,584
Other assets less liabilities		36,724
Net assets		$3,028,308

1 Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

2 Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,335,000, which represented .41% of the net assets of the fund.

3 Step bond; coupon rate will increase at a later date.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At October 31, 2013, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 154,173
Gross unrealized depreciation on investment securities	(12,296)
Net unrealized appreciation on investment securities	141,877
Cost of investment securities for federal income tax purposes	2,849,707

Key to abbreviations

Agcy. = Agency	Econ. = Economic	Preref. = Prerefunded
AMT = Alternative Minimum Tax	Fac. = Facility	Redev. = Redevelopment
Auth. = Authority	Facs. = Facilities	Ref. = Refunding
Certs. of Part. = Certificates of Participation	Fin. = Finance	Rev. = Revenue
Dept. = Department	Fncg. = Financing	TECP = Tax-Exempt Commercial Paper
Dev. = Development	G.O. = General Obligation
Dist. = District	LOC = Letter of Credit

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-043-1213O-S37702

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: December 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: December 27, 2013

By /s/ Dori Laskin
Dori Laskin, Treasurer and Principal Financial Officer

Date: December 27, 2013